BUSINESS COMBINATIONS - Minority Interest Purchase Agreement (Huddle Group) (Details) $ / shares in Units, $ in Thousands	Oct. 18, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Mar. 31, 2016 USD ($)	Jan. 22, 2016 USD ($) shares $ / shares	Dec. 31, 2015 USD ($)	Apr. 02, 2015 USD ($)	Feb. 28, 2015 USD ($)	Oct. 25, 2014 USD ($)	Oct. 23, 2014 USD ($)	Apr. 22, 2014 USD ($)	Apr. 21, 2014 USD ($)	Oct. 21, 2013 USD ($)	Oct. 18, 2013 USD ($)	Oct. 11, 2013 USD ($)
Disclosure of detailed information about business combination [line items]
Total consideration paid net of cash and cash equivalents acquired		$ 19,149	$ 16,584			$ 10,569
Cash transferred		21,300	$ 19,525			$ 10,726
Huddle Group
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired														86.25%	13.75%
Total consideration paid net of cash and cash equivalents acquired		8,136												$ 8,395	$ 650
Cash transferred	$ 115			$ 187			$ 647	$ 225	$ 870	$ 100	$ 861	$ 2,156	$ 3,436
Number of instruments or interests issued or issuable | shares					11,213
Business combination, share price | $ / shares					$ 27.2
Business combination, remaining liability canceled in lieu of treasury shares, amount					$ 305
Business combination, percentage of voting interest acquired, total										100.00%
Major business combination | Huddle Group
Disclosure of detailed information about business combination [line items]
Business combination, consideration transferred, amount held in escrow		$ 20